EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT EXPENSE
Schedule of analysis of employee benefit expenses

	For the years ended December 31
	2022	2021	2020

Salaries and bonuses	7,601,169	6,929,589	6,591,266
Housing fund	718,428	707,809	670,150
Staff welfare and other expenses(i)	3,002,984	3,049,839	2,554,762
Shares issued under employee share scheme (Note 18)	48,258	—	—
Employment expenses in relation to early retirement schemes (Note 23)	46,919	269,895	67,747
Employment expenses in relation to termination benefits	33,890	51,715	8,232

	11,451,648	11,008,847	9,892,157
(i)	Staff welfare and other expenses represent staff welfare, staff union expenses, staff education expenses and unemployment insurance expenses etc.

In 2020, the group entities in Mainland China were exempt from payment of employee social benefits during the period from February to December 2020 under national Covid-19 supportive policies.